SUMMARY OF INCOME AND SHARE DATA USED IN THE BASIC AND LOSS PER SHARE COMPUTATIONS (Details) - USD ($)	12 Months Ended			15 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
From continuing operations attributable to the ordinary equity holders of the company	$ (1.87)	$ (5.03)	$ (3.80)	$ (1.87)	$ (5.03)	$ (3.80)
From discontinued operations	0.00	0.19	(0.06)		0.19	(0.06)
Total basic earnings (loss) per share attributable to the ordinary equity holders of the company	$ (1.87)	$ (4.84)	$ (3.86)	$ (1.87)	$ (4.84)	$ (3.86)
From continuing operations	$ (75,819,128)	$ (132,250,813)	$ (57,278,276)	$ (75,819,128)	$ (132,250,813)	$ (57,278,276)
From discontinued operation		4,956,408			4,956,408	(857,554)
LOSS FOR THE YEAR	$ (75,819,128)	$ (127,294,405)	$ (58,135,830)	$ (75,819,128)	$ (127,294,405)	$ (58,135,830)
Weighted average number of ordinary shares used in the denominator in calculating basic earnings (loss) per share				40,616,376	26,301,024	15,061,549